[ING STATIONERY]

February 1, 2008

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 811-05626; 333-133944 – Registration on N-4
Prospectus Name: ING Architect

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Architect Prospectus Supplement under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the Prospectus Supplement that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Counsel

1475 Dunwoody Drive West Chester, PA 19380 Tel: (610) 425-3404 Fax: (610) 425-3520

GOLDENSELECT SERIES

Issued by ING USA Annuity and Life Insurance Company